Financial Instruments and Risk Management - Additional Information (Details) - BRL (R$)		12 Months Ended
	Dec. 05, 2024	Dec. 31, 2024	Dec. 31, 2021	Dec. 31, 2023
Financial instruments and risk management [line items]
Interest on swap settled in cash flow		R$ (7,000,000)
Percentage of fair value of loans and debentures on CDI rates		111.43%
Adjustment to fair value	R$ 381,110,000,000
Gain on cash flow hedge dismantled	521,000,000
Hedge dismantled on cash inflow	R$ 443,000,000
Appreciation to excahange of foreign currencies, amount		R$ 5,700,000
Average foreign currencies exchange rate		7.92
Estimated contract credits in arrears receivable		R$ 850,000,000		R$ 868,000,000
Minimum equity required for concession of credit		R$ 800,000,000
Basel ratio percentage required above minimum set by regulating bank		1.00%
Percentage of estimated IPCA inflation index		4.50%
Percentage of estimated IGPM inflation index		3.76%
Percentage of maximum portfolio limit per bank entity		30.00%
Percentage of minimum fedreal risk concentrate		50.00%
Percentage of regulatory agent limits for consumer exposure		100.00%
Distribution service concession quality criteria period			three consecutive years
Distribution service concession minimum parameters for economic and financial sustainability			two consecutive years
Daily liquidity projection period		180 days
Minimum [Member]
Financial instruments and risk management [line items]
Percentage of fair value of loans and debentures on CDI rates		0.47%
Percentage of fair value of loans and debentures on IPCA		4.10%
Percentage of regulatory agent margin distributor supply		95.00%
Maximum [Member]
Financial instruments and risk management [line items]
Percentage of fair value of loans and debentures on CDI rates		2.05%
Percentage of fair value of loans and debentures on IPCA		7.62%
Percentage of regulatory agent margin distributor supply		105.00%
Probable Scenario [Member]
Financial instruments and risk management [line items]
Percentage of estimated IPCA inflation index		4.50%
Percentage of estimated IGPM inflation index		3.76%
Selic interest rate [Member] | Minimum [Member]
Financial instruments and risk management [line items]
Significant interest rate risk		6.006%
Selic interest rate [Member] | Maximum [Member]
Financial instruments and risk management [line items]
Significant interest rate risk		9.009%
Selic interest rate [Member] | Probable Scenario [Member]
Financial instruments and risk management [line items]
Significant interest rate risk		15.00%
TJLP interest rate [member] | Probable Scenario [Member]
Financial instruments and risk management [line items]
Significant interest rate risk		7.94%